Share-Based Compensation - Schedule of Award Activity (Details)	12 Months Ended
	Apr. 30, 2026 USD ($) $ / shares shares	Apr. 30, 2026 JPY (¥) ¥ / shares shares	Apr. 30, 2025 USD ($) $ / shares shares	Apr. 30, 2025 JPY (¥) ¥ / shares shares	Apr. 30, 2024 JPY (¥) ¥ / shares shares	Apr. 30, 2026 JPY (¥) ¥ / shares shares
2019 Plan Member]
Share-Based Compensation [Line Items]
Number of options, Granted
Weighted- average exercise price, Granted (in Yen per share and Dollars per share) | ¥ / shares
Aggregate intrinsic Value, Granted (in Yen and Dollars) | ¥
Number of options, Forfeited	(1,020,000)	(1,020,000)
Weighted- average exercise price, Forfeited (in Yen per share and Dollars per share) | ¥ / shares		¥ 2
Weighted- average remaining contractual term, Forfeited
Aggregate intrinsic Value, Forfeited (in Yen and Dollars) | ¥
Number of options, Outstanding	0	0	1,020,000	1,020,000	1,020,000
Weighted- average exercise price, Outstanding (in Yen per share and Dollars per share) | ¥ / shares		¥ 2		¥ 2	¥ 2
Weighted- average remaining contractual term, Outstanding	2 years 9 months 18 days	2 years 9 months 18 days	3 years 9 months 18 days	3 years 9 months 18 days	4 years 9 months 18 days
Aggregate intrinsic Value, Outstanding (in Yen and Dollars) | ¥		¥ 251.2		¥ 52.5	¥ 121.4
Number of options, Vested	0	0	1,020,000	1,020,000
Weighted- average exercise price, Vested (in Yen per share and Dollars per share) | ¥ / shares		¥ 2		¥ 2
Weighted- average remaining contractual term, Vested	2 years 9 months 18 days	2 years 9 months 18 days	3 years 9 months 18 days	3 years 9 months 18 days
Aggregate intrinsic Value, Vested (in Yen and Dollars) | ¥		¥ 251.2		¥ 52.5
Number of options, Exercisable	0			1,020,000		0
Weighted- average exercise price, Exercisable (in Yen per share and Dollars per share) | ¥ / shares				¥ 2		¥ 2
Weighted- average remaining contractual term, Exercisable	2 years 9 months 18 days	2 years 9 months 18 days	3 years 9 months 18 days	3 years 9 months 18 days
Aggregate intrinsic Value, Exercisable (in Yen and Dollars) | ¥				¥ 52.5		¥ 251.2
2019 Plan Member] | United States of America, Dollars
Share-Based Compensation [Line Items]
Number of options, Granted
Weighted- average exercise price, Granted (in Yen per share and Dollars per share) | $ / shares
Aggregate intrinsic Value, Granted (in Yen and Dollars) | $
Number of options, Forfeited	(1,020,000)	(1,020,000)
Weighted- average exercise price, Forfeited (in Yen per share and Dollars per share) | $ / shares	$ 0.01
Weighted- average remaining contractual term, Forfeited
Aggregate intrinsic Value, Forfeited (in Yen and Dollars) | $
Number of options, Outstanding			1,020,000	1,020,000
Weighted- average exercise price, Outstanding (in Yen per share and Dollars per share) | $ / shares	$ 0.01		$ 0.01
Weighted- average remaining contractual term, Outstanding	2 years 9 months 18 days	2 years 9 months 18 days	3 years 9 months 18 days	3 years 9 months 18 days
Aggregate intrinsic Value, Outstanding (in Yen and Dollars) | $	$ 1.6		$ 0.3
Number of options, Vested
Weighted- average exercise price, Vested (in Yen per share and Dollars per share) | $ / shares	$ 0.01
Weighted- average remaining contractual term, Vested	2 years 9 months 18 days	2 years 9 months 18 days
Aggregate intrinsic Value, Vested (in Yen and Dollars) | $	$ 1.6
Number of options, Exercisable
Weighted- average exercise price, Exercisable (in Yen per share and Dollars per share) | $ / shares	$ 0.01
Weighted- average remaining contractual term, Exercisable	2 years 9 months 18 days	2 years 9 months 18 days
Aggregate intrinsic Value, Exercisable (in Yen and Dollars) | $	$ 1.6
2019 Trust-Type Plan [Member]
Share-Based Compensation [Line Items]
Number of options, Granted
Weighted- average exercise price, Granted (in Yen per share and Dollars per share) | ¥ / shares
Aggregate intrinsic Value, Granted (in Yen and Dollars) | ¥
Number of options, Forfeited			(1,960,000)	(1,960,000)
Weighted- average exercise price, Forfeited (in Yen per share and Dollars per share) | ¥ / shares				¥ 50
Weighted- average remaining contractual term, Forfeited
Aggregate intrinsic Value, Forfeited (in Yen and Dollars) | ¥
Number of options, Exercised
Weighted- average exercise price,Exercised (in Yen per share and Dollars per share) | ¥ / shares
Aggregate intrinsic Value, Exercised (in Yen and Dollars) | ¥
Number of options, Outstanding					1,960,000
Weighted- average exercise price, Outstanding (in Yen per share and Dollars per share) | ¥ / shares					¥ 50
Weighted- average remaining contractual term, Outstanding					5 years 2 months 12 days
Aggregate intrinsic Value, Outstanding (in Yen and Dollars) | ¥					¥ 73.4
Number of options, Vested
Weighted- average exercise price, Vested (in Yen per share and Dollars per share) | ¥ / shares
Weighted- average remaining contractual term, Vested
Aggregate intrinsic Value, Vested (in Yen and Dollars) | ¥